Going Concern (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Organization and Operations [Abstract]
Accumulated deficit	$ (280,218,490)		$ (280,218,490)		$ (262,926,318)	$ (252,800,800)
Net loss from continuing operation	(2,482,684)	$ (1,383,071)	(15,927,106)	$ (3,085,163)
Net cash used in operating activities			(2,364,528)	(678,821)	(3,991,462)	(431,071)
Net loss	$ (2,482,684)	$ (1,472,481)	$ (17,306,445)	$ (3,512,156)	$ (9,364,552)	$ (4,670,011)